Reporting and Accounting Policies - Supplemental Cash Flow Information, non-cash activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Significant Noncash Transactions [Line Items]
Operating lease liabilities2	$ 36.2	$ 86.7	$ 60.3
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	13.4	13.4	13.4
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 58.5	$ 58.5	$ 2,694.5